United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-07021

                      (Investment Company Act File Number)


                     Federated Investment Series Funds, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/04


                 Date of Reporting Period: Quarter ended 8/31/04







Item 1.     Schedule of Investments








Federated Bond Fund
Portfolio of Investments
August 31, 2004 (unaudited)


 Principal
 Amount or Shares                                                                     Value


                        Corporate Bonds--57.7%
                        Basic Industry--Chemicals--0.4%
$5,900,000         1,2   Fertinitro Finance, Company Guarantee, 8.29%,
                        4/1/2020                                              $       4,871,718
                        Basic Industry--Metals & Mining--2.3%
 7,359,000              Barrick Gold Corp., Deb., 7.50%, 5/1/2007                     8,124,778
 3,900,000              Inco Ltd., 5.70%, 10/15/2015                                  3,985,125
 2,500,000              Noranda, Inc., 6.00%, 10/15/2015                              2,550,420
 9,750,000              Placer Dome, Inc., Bond, 8.50%, 12/31/2045                    11,141,188
                        Total
                        Basic Industry--Paper--2.0%
 2,600,000              International Paper Co., 4.25%, 1/15/2009                     2,616,510
 4,200,000              Louisiana-Pacific Corp., 8.875%, 8/15/2010                    4,977,000
 2,850,000              Pope & Talbot, Inc., 8.375%, 6/1/2013                         2,978,250
 5,000,000              Westvaco Corp., 7.65%, 3/15/2027                              5,892,700
 4,500,000              Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                     5,158,755
 840,000                Weyerhaeuser Co., Note, 5.50%, 3/15/2005                      854,456
                        Total                                                         22,477,671
                        Capital Goods--Aerospace & Defense--0.6%
 2,235,000              Lockheed Martin Corp., Note, 8.20%, 12/1/2009                 2,672,188
 2,000,000              Raytheon Co., Deb., 7.20%, 8/15/2027                          2,276,484
 2,075,000              Raytheon Co., Note, 6.75%, 8/15/2007                          2,277,927
                        Total                                                         7,226,599
                        Capital Goods--Building Materials--0.8%
 2,700,000              CRH America, Inc., 5.30%, 10/15/2013                          2,771,523
 5,500,000              Masco Corp., Note, 5.875%, 7/15/2012                          5,902,710
                        Total                                                         8,674,233
                        Capital Goods--Diversified Manufacturing--1.3%
 4,100,000              Briggs & Stratton Corp., Company Guarantee,
                        8.875%, 3/15/2011                                             4,879,000
 2,500,000         1,2   Hutchison Whampoa International Ltd., 7.45%,
                        11/24/2033                                                    2,619,850
 1,350,000              Kennametal, Inc., 7.20%, 6/15/2012                            1,470,690
 4,600,000         1,2   Tyco International Group SA Participation
                        Certificate Trust, Note, 4.436%, 6/15/2007                    4,710,124
 1,000,000              Tyco International Group, Note, 5.80%, 8/1/2006               1,051,530
                        Total                                                         14,731,194
                        Capital Goods--Environmental--1.7%
 500,000                Republic Services, Inc., 7.125%, 5/15/2009                    566,255
 600,000                Republic Services, Inc., Note, 6.75%, 8/15/2011               673,740
 7,750,000              Waste Management Inc., Sr. Note, 7.125%, 10/1/2007            8,574,987
 8,210,000              Waste Management, Inc., Deb., 8.75%, 5/1/2018                 9,357,347
                        Total
                        Communications--Media & Cable--3.6%
 615,000                British Sky Broadcasting Group PLC, 8.20%,
                        7/15/2009                                                     713,645
 5,100,000              British Sky Broadcasting Group PLC, Unsecd. Note,
                        7.30%, 10/15/2006                                             5,513,503
 4,500,000              CF Cable TV, Inc., Note, 9.125%, 7/15/2007                    4,750,051
 3,000,000              Comcast Corp., 6.375%, 1/30/2006                              3,146,580
 1,500,000              Comcast Corp., 7.05%, 3/15/2033                               1,639,140
 11,290,000             Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013            12,542,400
 3,500,000              Cox Communications, Inc., Medium Term Note, 6.69%,
                        9/20/2004                                                     3,507,105
 1,000,000              Cox Communications, Inc., Unsecd. Note, 5.50%,
                        10/1/2015                                                     946,490
 6,250,000              Grupo Televisa S.A., Note, 8.00%, 9/13/2011                   7,093,750
                        Total
                        Communications--Media Noncable--1.0%
 5,000,000              Clear Channel Communications, Inc., 6.00%,
                        11/1/2006                                                     5,274,820
 6,040,000              Reed Elsevier, Inc., Company Guarantee, 6.125%,
                        8/1/2006                                                      6,403,850
                        Total                                                         11,678,670
                        Communications--Telecom Wireless--1.3%
 10,765,000             AT&T Wireless Services, Inc., Sr. Note, 7.35%,
                        3/1/2006                                                      11,497,451
 2,762,000              Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011           3,173,842
                        Total                                                         14,671,293
                        Communications--Telecom Wirelines--4.0%
 8,400,000              CenturyTel, Inc., 8.375%, 10/15/2010                          9,766,344
 7,675,000              Citizens Communications Co., 9.00%, 8/15/2031                 7,579,062
 3,000,000              Deutsche Telekom International Finance BV, 5.25%,
                        7/22/2013                                                     3,051,630
 5,300,000         1,2   KT Corp., Note, 5.875%, 6/24/2014                            5,470,554
 3,320,000              Sprint Capital Corp., Company Guarantee, 8.75%,
                        3/15/2032                                                     4,215,852
 7,690,000              Telecom de Puerto Rico, Note, 6.65%, 5/15/2006                8,120,102
 7,050,000              Telefonos de Mexico, Note, 4.50%, 11/19/2008                  7,107,775
                        Total                                                         45,311,319
                        Consumer Cyclical--Automotive--3.6%
 2,000,000              DaimlerChrysler North America Holding Corp.,
                        6.50%, 11/15/2013                                             2,159,860
 4,350,000              Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                4,277,577
 10,000,000             Ford Motor Credit Co., Note, 6.50%, 1/25/2007                 10,635,440
 3,700,000              General Motors Acceptance Corp., 4.50%, 7/15/2006             3,772,076
 6,250,000              General Motors Acceptance Corp., 6.875%, 9/15/2011            6,529,437
 7,375,000              General Motors Acceptance Corp., 8.00%, 11/1/2031             7,712,627
 3,000,000              General Motors Corp., Note, 8.375%, 7/15/2033                 3,197,130
 2,100,000              General Motors Corp., Note, 9.45%, 11/1/2011                  2,436,651
                        Total
                        Consumer Cyclical--Entertainment--1.6%
 2,750,000              AOL Time Warner, Inc., 5.625%, 5/1/2005                       2,810,802
 4,500,000              AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031                5,153,220
 6,000,000              Carnival Corp., 3.75%, 11/15/2007                             6,017,160
 4,020,000         1,2   International Speedway Corp., 4.20%, 4/15/2009               4,042,500
 100,000                Time Warner, Inc., Company Guarantee, 6.625%,
                        5/15/2029                                                     100,761
                        Total
                        Consumer Cyclical--Retailers--1.6%
 3,150,000              CVS Corp., 5.625%, 3/15/2006                                  3,292,632
 4,200,000              Neiman-Marcus Group, Inc., Sr. Deb., 7.125%,
                        6/1/2028                                                      4,716,180
 10,147,000             Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022               10,299,205
                        Total                                                         18,308,017
                        Consumer Cyclical--Services--0.8%
 7,475,000              Boston University, 7.625%, 7/15/2097                          8,747,948
                        Consumer Non Cyclical--Consumer Products--0.9%
 9,050,000              Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005            9,642,775
                        Consumer Non--Cyclical Food/Beverage--0.5%
 4,500,000              Kellogg Co., 7.45%, 4/1/2031                                  5,509,575
                        Consumer Non Cyclical--Healthcare--0.7%
 2,200,000              Anthem, Inc., 6.80%, 8/1/2012                                 2,485,362
 4,750,000              UnitedHealth Group, Inc., 7.50%, 11/15/2005                   5,032,957
                        Total
                        Consumer Non--Cyclical Pharmaceuticals--0.3%
 2,940,000              AstraZeneca PLC, 5.40%, 6/1/2014                              3,099,877
                        Consumer Non--Cyclical Tobacco--0.4%
 1,375,000              Altria Group, Inc., 5.625%, 11/4/2008                         1,412,730
 2,500,000              Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006              2,596,975
                        Total                                                         4,009,705
                        Energy--Independent--1.9%
 2,500,000              Anadarko Petroleum Corp., Unsecd. Note, 7.00%,
                        10/15/2006                                                    2,713,950
 4,540,000         1,2   Gazprom International SA, Company Guarantee,
                        7.201%, 2/1/2020                                              4,574,050
 2,250,000              Norcen Energy Resources, Inc., Deb., 7.375%,
                        5/15/2006                                                     2,421,292
 3,900,000              Pemex Project Funding Master, Company Guarantee,
                        9.125%, 10/13/2010                                            4,678,050
 6,400,000         1,2   Ras Laffan Liquified Natural Gas, 3.437%,
                        9/15/2009                                                     6,371,712
                        Total
                        Energy--Integrated--2.2%
 4,100,000              Conoco, Inc., 7.25%, 10/15/2031                               4,903,846
 3,000,000              Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028           3,505,041
 450,000                Husky Oil Ltd., Deb., 7.55%, 11/15/2016                       530,905
 6,100,000              Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006                  6,513,336
 4,650,000              Petro-Canada, Bond, 5.35%, 7/15/2033                          4,173,654
 220,000                Petro-Canada, Deb., 7.00%, 11/15/2028                         244,429
 4,150,000         1,2   Statoil ASA, 5.125%, 4/30/2014                               4,254,206
                        Total
                        Energy--Oil Field Services--0.0%
 210,000                Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019              246,790
                        Energy--Refining--0.5%
 2,500,000              Sunoco, Inc., Deb., 9.375%, 6/1/2016                          2,766,700
 2,250,000              Valero Energy Corp., 7.50%, 4/15/2032                         2,619,563
                        Total                                                         5,386,263
                        Financial Institution--Banking--6.0%
 4,750,000              ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%,
                        12/1/2026                                                     5,092,333
 4,000,000              Astoria Financial Corp., Note, 5.75%, 10/15/2012              4,145,612
 6,175,000              City National Bank, Sub. Note, 6.375%, 1/15/2008              6,777,124
 5,350,000              Corp Andina De Fomento, Bond, 7.375%, 1/18/2011               6,071,822
 2,750,000              Crestar Financial Corp., Sub. Note, 8.75%,
                        11/15/2004                                                    2,787,593
 5,740,000              FirstBank Puerto Rico, Sub. Note, 7.625%,
                        12/20/2005                                                    5,987,291
 2,300,000              Household Finance Corp., Unsecd. Note, 5.75%,
                        1/30/2007                                                     2,442,922
 3,500,000              Hudson United Bancorp, 7.00%, 5/15/2012                       3,941,154
 10,626,209        1,2   Regional Diversified Funding, 9.25%, 3/15/2030               12,452,110
 5,200,000              Regions Financial Corp., 4.375%, 12/1/2010                    5,244,304
 3,800,000         1,2   Swedbank, Sub., 7.50%, 11/29/2049                            4,129,110
 2,400,000              Washington Mutual Bank FA, Sub. Note, 6.875%,
                        6/15/2011                                                     2,712,072
 2,000,000              Washington Mutual Finance Corp., Sr. Note, 8.25%,
                        6/15/2005                                                     2,092,740
 3,500,000              Washington Mutual Inc., Sub. Note, 7.875%, 9/1/2004           3,500,105
                        Total                                                         67,376,292
                        Financial Institution--Brokerage--1.9%
 4,255,000         1,2   FMR Corp., Bond, 7.57%, 6/15/2029                            5,227,310
 1,000,000              Franklin Resources, Inc., 3.70%, 4/15/2008                    1,002,320
 2,900,000              Goldman Sachs Group, Inc., 6.125%, 2/15/2033                  2,916,936
 190,000                Goldman Sachs Group, Inc., Note, Series MTNB,
                        7.35%, 10/1/2009                                              218,418
 2,100,000              Goldman Sachs Group, Inc., Sub. Note, 6.345%,
                        2/15/2034                                                     2,112,411
 185,000                Lehman Brothers Holdings, Inc., Note, 6.625%,
                        2/5/2006                                                      195,713
 5,750,000              Waddell & Reed Financial, Inc., 7.50%, 1/18/2006              6,103,568
 2,774,289         1,2   World Financial, Pass Thru Cert., Series 96 WFP,
                        6.91%, 9/1/2013                                               3,104,290
                        Total                                                         20,880,966
                        Financial Institution--Finance Noncaptive--0.8%
 4,050,000              Capital One Financial Corp., Note, 7.125%, 8/1/2008           4,463,096
 115,000                Heller Financial, Inc., Note, 7.375%, 11/1/2009               133,334
 215,000                Newcourt Credit Group, Inc., Company Guarantee,
                        6.875%, 2/16/2005                                             219,672
 3,250,000              Susa Partnership LP, 8.20%, 6/1/2017                          4,224,123
                        Total                                                         9,040,225
                        Financial Institution--Insurance--Life--3.1%
 4,300,000              AXA-UAP, Sub. Note, 8.60%, 12/15/2030                         5,557,707
 450,000                American General Corp., Note, 7.75%, 4/1/2005                 464,445
 2,950,000              Delphi Financial Group, Inc., 9.31%, 3/25/2027                3,149,125
 7,800,000         1,2   Life Re Capital Trust I, Company Guarantee,
                        8.72%, 6/15/2027                                              8,464,092
 4,000,000         1,2   Pacific LifeCorp., Bond, 6.60%, 9/15/2033                    4,349,760
 1,225,000              Principal Financial Group, 6.125%, 10/15/2033                 1,264,433
 6,500,000         1,2   Reinsurance Group of America, Sr. Note, 7.25%,
                        4/1/2006                                                      6,914,505
 525,000                Transamerica Corp., Note, 6.75%, 11/15/2006                   563,819
 3,950,000         1,2   Union Central Life Insurance Co., Note, 8.20%,
                        11/1/2026                                                     4,429,886
                        Total                                                         35,157,772
                        Financial Institution--Insurance--P&C--2.4%
 250,000                Allstate Corp., 6.125%, 12/15/2032                            259,688
 3,900,000         1,2   Liberty Mutual Insurance Co., Sub. Note, 8.20%,
                        5/4/2007                                                      4,307,823
 7,300,000         1,2   MBIA Global Funding LLC, 2.875%, 11/30/2006                  7,293,211
 3,950,000              Marsh & McLennan Cos., Inc., Sr. Note, 7.125%,
                        6/15/2009                                                     4,485,462
 3,000,000         1,2   Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033              3,063,390
 25,000                 Progressive Corp., OH, Unsecd. Note, 7.30%,
                        6/1/2006                                                      26,937
 1,000,000         1,2   USF&G Corp., 8.312%, 7/1/2046                                1,159,949
 5,750,000              USF&G Corp., Company Guarantee, 8.47%, 1/10/2027              6,583,514
                        Total                                                         27,179,974
                        Financial Institution--REITs--1.0%
 7,000,000              EOP Operating LP, 8.375%, 3/15/2006                           7,585,130
 185,000                Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009                207,492
 3,000,000              Rouse Co., 5.375%, 11/26/2013                                 2,826,699
 430,000                Simon Property Group, Inc., 6.35%, 8/28/2012                  468,188
                        Total                                                         11,087,509
                        Foreign--Local--Govt--0.9%
 9,000,000              Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                      10,107,990
                        Sovereign--1.5%
 3,500,000              Sweden, Government of, Deb., 10.25%, 11/1/2015                4,512,935
 6,500,000              United Mexican States, 6.625%, 3/3/2015                       6,873,750
 4,800,000              United Mexican States, 7.50%, 4/8/2033                        5,083,200
                        Total                                                         16,469,885
                        Technology--1.0%
 1,100,000              Dell Computer Corp., Deb., 7.10%, 4/15/2028                   1,289,541
 1,965,000              IBM Corp., Deb., 8.375%, 11/1/2019                            2,569,218
 1,400,000              SunGard Data Systems, Inc., 4.875%, 1/15/2014                 1,376,228
 6,000,000              Unisys Corp., 8.125%, 6/1/2006                                6,390,000
                        Total                                                         11,624,987
                        Transportation--Airlines--0.4%
 222,318                Continental Airlines, Inc., Pass Thru Cert.,
                        7.73%, 3/15/2011                                              150,065
 2,187,087              Northwest Airlines Corp., Equip. Trust, 8.072%,
                        10/1/2019                                                     2,373,208
 207,839                Northwest Airlines Corp., Pass Thru Cert., 7.575%,
                        3/1/2019                                                      206,561
 1,995,000              Southwest Airlines Co., Deb., 7.375%, 3/1/2027                2,196,495
                        Total                                                         4,926,329
                        Transportation--Railroads--0.6%
 2,719,898              Burlington Northern Santa Fe, Pass Thru Cert.,
                        7.57%, 1/2/2021                                               3,227,921
 3,150,000              Canadian Pacific RR, 7.125%, 10/15/2031                       3,661,718
                        Total                                                         6,889,639
                        Transportation--Services--0.6%
 7,300,000              FedEx Corp., Note, 2.65%, 4/1/2007                            7,188,310
                        Utility--Electric--3.5%
 8,930,000              American Electric Power Co., Inc., Note, 6.125%,
                        5/15/2006                                                     9,402,665
 55,000                 Baltimore Gas & Electric Co., 1st Ref. Mtg.,
                        7.50%, 1/15/2007                                              60,264
 5,150,000              Enersis S.A., Note, 7.40%, 12/1/2016                          5,383,192
 2,150,000              FirstEnergy Corp., 7.375%, 11/15/2031                         2,409,479
 3,100,000         1,2   Israel Electric Corp. Ltd., Sr. Note, 7.875%,
                        12/15/2026                                                    3,369,421
 3,900,000              MidAmerican Energy Co., Unsecd. Note, 6.75%,
                        12/30/2031                                                    4,425,252
 1,950,000              Oncor, Inc., Deb., 7.00%, 9/1/2022                            2,188,411
 1,000,000              PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011           1,155,770
 2,110,000              Pacific Gas & Electric Co., 6.05%, 3/1/2034                   2,121,267
 1,925,000              Pacific Gas & Electric Co., Unsecd. Note, 4.20%,
                        3/1/2011                                                      1,899,860
 4,000,000              Public Service Electric & Gas Co., 4.00%, 11/1/2008           4,033,760
 3,500,000         1,2   Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096               3,298,820
                        Total                                                         39,748,161
                        Total Corporate Bonds (identified cost
                        $618,089,027)                                                 648,346,221
                        Mortgage Backed Securities--0.1%
 27,632                 Federal Home Loan Mortgage Corp., Pool C00702,
                        6.00%, 1/1/2029                                               28,791
 35,546                 Federal Home Loan Mortgage Corp., Pool C00748,
                        6.00%, 4/1/2029                                               37,037
 9,986                  Federal Home Loan Mortgage Corp., Pool C20263,
                        6.00%, 1/1/2029                                               10,405
 22,512                 Federal Home Loan Mortgage Corp., Pool C25621,
                        6.50%, 5/1/2029                                               23,770
 54,974                 Federal Home Loan Mortgage Corp., Pool G10493,
                        6.00%, 4/1/2011                                               58,202
 31,066                 Federal National Mortgage Association, Pool
                        313324, 9.00%, 6/1/2017                                       34,454
 38,767                 Federal National Mortgage Association, Pool
                        323159, 7.50%, 4/1/2028                                       41,702
 25,622                 Federal National Mortgage Association, Pool
                        421223, 7.00%, 5/1/2028                                       27,303
 40,499                 Federal National Mortgage Association, Pool
                        429707, 6.50%, 5/1/2013                                       43,158
 32,840                 Federal National Mortgage Association, Pool
                        430232, 7.00%, 8/1/2028                                       34,974
 132,005                Federal National Mortgage Association, Pool
                        439947, 6.50%, 11/1/2028                                      139,326
 81,819                 Federal National Mortgage Association, Pool
                        489867, 6.50%, 3/1/2029                                       86,254
 28,222                 Government National Mortgage Association, Pool
                        449491, 7.50%, 12/15/2027                                     30,478
 11,678                 Government National Mortgage Association, Pool
                        486467, 7.00%, 8/15/2028                                      12,497
 48,137                 Government National Mortgage Association, Pool
                        780339, 8.00%, 12/15/2023                                     53,123
 30,515                 Government National Mortgage Association, Pool
                        780340, 9.00%, 11/15/2017                                     34,248
 27,239                 Government National Mortgage Association, Pool
                        780373, 7.00%, 12/15/2023                                     29,334
                        Total Mortgage Backed Securities (identified cost
                        $682,521)
                        Municipals--3.5%
 5,630,000              Atlanta & Fulton County, GA Recreation Authority,
                        Taxable Revenue Bonds, Series 1997, 7.00% Bonds
                        (Downtown Arena Project)/(FSA INS), 12/1/2028                 6,161,528
 3,000,000              Harvard University, Revenue Bonds, 8.125% Bonds,
                        4/15/2007                                                     3,385,170
 6,050,000              Kansas City, MO Redevelopment Authority, 7.65%
                        Bonds (FSA LOC), 11/1/2018                                    6,531,278
 3,090,000              McKeesport, PA, Taxable G.O.  Series B 1997, 7.30%
                        Bonds (MBIA Insurance Corp. INS), 3/1/2020                    3,341,866
 3,000,000              Miami Florida Revenue Pension Obligation, 7.20%
                        Bonds (AMBAC LOC), 12/1/2025                                  3,235,890
 4,675,000              Pittsburgh, PA Urban Redevelopment Authority,
                        8.01% Bonds (Alcoa, Inc.), 6/1/2015                           4,970,834
 2,635,000              Pittsburgh, PA Urban Redevelopment Authority,
                        9.07% Bonds (CGIC GTD), 9/1/2014                              2,831,492
 2,200,000              Southeastern, PA Transportation Authority, (Series
                        B), 8.75% Bonds (FGIC GTD), 3/1/2020                          2,279,442
 4,200,000              St. Johns County, FL Convention Center, Taxable
                        Municipal Revenue Bonds, 8.00% Bonds (FSA INS),
                        1/1/2026                                                      4,502,904
 2,080,000              Tampa, FL Sports Authority, 8.02% Bonds (MBIA
                        Insurance Corp. GTD), 10/1/2026                               2,641,226
                        Total Municipals (identified cost $37,151,263)                39,881,630
                        Common Stocks--0.0%
                        Utility--Electric--0.0%
 1,761              3    NRG Energy, Inc.                                             48,163
                        Warrant--0.0%
 10,585                 Arcadia Financial Ltd.                                        0
                        Total Common Stocks (identified cost $38,566)                 48,163
                        Preferred Stocks--1.7%
                        Financial Institution - Banking--0.7%
 142,000                Citigroup, Inc., Cumulative Pfd., Series F, $3.18
                        Annual Dividend                                               7,539,320
                        Financial Institution--Brokerage--0.6%
 130,000                Lehman Brothers Holdings, Inc., Pfd., $2.84 Annual
                        Dividend                                                      6,500,000
                        Financial Institution--REITs--0.4%
 80,000                 Prologis Trust, Cumulative REIT Perpetual Pfd.
                        Stock, Series C, $4.27 Annual Dividend                        4,820,000
                        Total Preferred Stocks (identified cost
                        $16,007,452)                                                  18,859,320
                        Asset-Backed Securities--0.2%
                        Home Equity Loan--0.2%
 2,100,945         1,2   125 Home Loan Owner Trust 1998-1A, Class B1,
                        9.26%, 2/15/2029                                              2,131,472
                        Structured Product (Abs)--0.0%
 729,497                Green Tree Financial Corp. 1992-2, Class B, 9.15%,
                        1/15/2018                                                     647,275
                        Total Asset--Backed Securities (identified cost
                        $2,858,637)                                                   2,778,747
                        Collateralized Mortgage Obligations--0.0%
                        Commercial Mortgage--0.0%
 325,000                Morgan Stanley Capital, Inc., Class A3, 6.48%,
                        6/3/2030                                                      350,490
                        Non-Agency Mortgage--0.0%
 157,547            1   SMFC Trust Asset-Backed Certificates, Series
                        1997-A, Class 4, 1.4446%, 1/28/2027                           120,769
                         Total Collateralized Mortgage Obligations
                        (identified cost $473,431)                                    471,259
                        U.S. Treasury--0.4%
 3,780,000              United States Treasury Bond, 12.75%, 11/15/2010
                        (IDENTIFIED COST $4,471,249)                                  4,258,397
                        Mutual Funds--35.4%4
 18,508                 Federated Mortgage Core Portfolio                             188,971
 52,522,477             High Yield Bond Portfolio                                     363,455,544
 34,096,137             Prime Value Obligations Fund, IS Shares                       34,096,137
                        Total Mutual Funds (identified cost $454,145,333)             397,740,652
                        Total Investments--99.0%
                        (identified cost $1,133,917,479)5                             1,113,109,445
                        other assets and Liabilities-net--1.0%                         11,503,979
                        total net assets--100%                                 $       1,124,613,424


1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $110,730,632 which represents 9.8% of total net assets. Additional information on restricted securities and securities purchased under Rule 144A that have not been deemed liquid by the Directors, for each security held at August 31, 2004 is as follows:

Security                                 Acquisition Date     Acquisition Cost
SMFC Trust Asset-Backed
Certificates, Series 1997-A, Class 4        2/4/1998               $122,721


2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At August 31, 2004, these securities amounted to $110,609,863 which represents 9.8% of total net assets.

3    Non-income producing security.

4    Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $1,138,047,686. The net unrealized depreciation of investments for federal tax purposes was $24,938,241. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,931,054 and net unrealized depreciation from investments for those securities having an excess of cost over value of $62,869,295.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
CGIC        --Capital Guaranty Insurance Corporation
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GTD         --Guaranteed
INS         --Insured
LOC         --Letter of Credit
REIT        --Real Estate Investment Trust










Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Investment Series Funds, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004